As filed with the Securities and Exchange Commission on May 3, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07168)

Hennessy Funds Trust
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Teresa M. Nilsen
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

FEBRUARY 28, 2023

HENNESSY STANCE ESG LARGE CAP ETF

Ticker  STNC

This ETF is different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

• You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

• The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.

• These additional risks may be even greater in bad or uncertain market conditions.

• The ETF will publish on its website each day a “Portfolio Reference Basket” designed to help trading in shares of the ETF. While the Portfolio Reference Basket includes all the names of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF portfolio secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.

www.hennessyetfs.com  |  1-877-671-3199

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Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	14
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	25
Availability of Quarterly Portfolio Schedule	25
Federal Tax Distribution Information	25
Premium/Discount Information	25
Important Notice Regarding Delivery of Shareholder Documents	26
Board Approval of Investment Advisory Agreements	27

HENNESSY FUNDS	1-877-671-3199

March 2023

Dear Hennessy Stance ESG Large Cap ETF Shareholder:

The Hennessy Stance ESG Large Cap ETF (ticker: STNC) seeks to achieve long-term capital appreciation. For the six months ended February 28, 2023, the Fund’s total return was 5.20%, outperforming the S&P 500® Index, which returned 1.26% for the same period.

We believe the Fund’s outperformance during the six-month period was largely driven by our optimization tool, which historically has shown resilience in risk management. The optimization resulted in weighting securities to minimize risk, which generated significant outperformance over the six-month period. The portfolio was rebalanced as a part of scheduled quarterly rebalancing in October 2022 and again in January 2023. Through these periods, the Fund’s portfolio holdings exhibited a positive asymmetric relationship between upside capture and downside capture, resulting in a lower beta (0.86) than the benchmark.

We are confident our approach to risk efficiency has the potential to pay off over the longer term as we navigate volatile environments with eyes on interest rate policy changes, global conflict, and a potential recession on the horizon.

In terms of process improvement, we constantly evaluate, test, and implement new sources of data and technology in order to continuously innovate and potentially deliver stronger outperformance and values alignment. We are confident that as we grow, our pace of innovation should accelerate, which we believe will deliver shareholder value.

We thank you for your continued trust and support in us, and we hope to continuously earn and deliver upon it. Thank you for your investment in the Hennessy Funds.

Sincerely,

Bill Davis
Portfolio Manager, Hennessy Stance ESG Large Cap ETF
Managing Director, Stance Capital, LLC

Stance Capital, LLC is the sub-advisor to the Hennessy Stance ESG Large Cap ETF.

Past performance does not guarantee future results.

Investing involves risk. Principal loss is possible.

Opinions expressed are those of Bill Davis and are subject to change, are not guaranteed, and should not be considered investment advice.

The S&P 500® Index is a capitalization-weighted index that is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks across all major industries. Index return does not include trading and management costs, which would lower performance. The index is used herein for comparative purposes in accordance with SEC regulations. One cannot invest directly in an index.

Beta is a measure describing the relation of a portfolio’s returns with that of the financial market as a whole. A portfolio with a beta of 0 means that its price is not at all correlated with the market. A positive beta means the portfolio generally follows the market. A negative beta means the portfolio inversely follows the market (i.e. the portfolio generally decreases in value if the market goes up and vice versa).

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LETTER TO SHAREHOLDERS

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HENNESSY FUNDS	1-877-671-3199

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED FEBRUARY 28, 2023

			Since
	Six	One	Inception
	Months(1)	Year	(3/15/21)
Hennessy Stance ESG
Large Cap ETF (STNC) – NAV(2)	5.20%	0.68%	2.38%
Hennessy Stance ESG
Large Cap ETF (STNC) – Market Price(2)	5.23%	0.62%	2.48%
S&P 500® Index	1.26%	-7.69%	1.56%

Expense ratio: Gross 0.95%, Net 0.85%(3)

(1)	Periods of less than one year are not annualized.
(2)
Fund performance is shown based on both a net asset value (“NAV”) and market price basis. The Fund’s per share NAV is the value of one share of the Fund. NAV is calculated by taking the Fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the market price return is based on the market price per share of the Fund. The price used to calculate market price return is determined using the Official Closing Price of the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively.

(3)	The Fund’s investment advisor has contractually agreed to limit expenses until December 31, 2024.

_______________

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Shares are bought and sold at market price (closing price), not NAV, and are not individually redeemed from the Fund.  Brokerage commissions will reduce returns. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.hennessyetfs.com. Performance for periods including or prior to December 22, 2022, is that of the Stance Equity ESG Large Cap Core ETF.

The S&P 500® Index is a capitalization-weighted index that is designed to represent the broad domestic economy through changes in the aggregate market value of 500 stocks across all major industries. Index return does not include trading and management costs, which would lower performance. One cannot invest directly in an index. This index is used for comparative purposes in accordance with Securities and Exchange Commission regulations.

Standard & Poor’s Financial Services is the source and owner of the S&P® and S&P 500® trademarks.

The expense ratio presented is from the most recent prospectus. The expense ratio for the current reporting period is available in the Financial Highlights section of this report.

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PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of February 28, 2023 (Unaudited)

HENNESSY STANCE ESG LARGE CAP ETF
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING MONEY MARKET FUNDS)	% NET ASSETS
W.W. Grainger, Inc.	4.09%
Las Vegas Sands Corp.	3.92%
CDW Corp.	3.76%
Arista Networks, Inc.	3.75%
Dover Corp.	3.75%
Snap-on, Inc.	3.65%
Regeneron Pharmaceuticals, Inc.	3.55%
Genuine Parts Co.	3.51%
Fortive Corp.	3.50%
Edwards Lifesciences Corp.	3.48%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-877-671-3199

COMMON STOCKS – 99.90%	Number		% of
	of Shares	Value	Net Assets
Communication Services – 2.76%
T-Mobile US, Inc. (a)	8,524	$1,211,942	2.76%

Consumer Discretionary – 15.73%
AutoZone, Inc. (a)	595	1,479,492	3.37%
Expedia Group, Inc. (a)	2,930	319,282	0.73%
Genuine Parts Co.	8,697	1,538,151	3.51%
Las Vegas Sands Corp. (a)	29,913	1,719,100	3.92%
Tesla, Inc. (a)	2,197	451,945	1.03%
The Home Depot, Inc.	4,691	1,391,069	3.17%
		6,899,039	15.73%

Consumer Staples – 8.77%
Costco Wholesale Corp.	1,991	964,002	2.20%
Keurig Dr. Pepper, Inc.	41,771	1,443,188	3.29%
The Kroger Co.	33,293	1,436,260	3.28%
		3,843,450	8.77%

Financials – 9.01%
Cboe Global Markets, Inc.	11,838	1,493,600	3.41%
Nasdaq, Inc.	23,681	1,327,557	3.03%
T Rowe Price Group, Inc.	10,052	1,128,639	2.57%
		3,949,796	9.01%

Health Care – 29.03%
Agilent Technologies, Inc.	9,811	1,392,867	3.18%
Biogen, Inc. (a)	5,390	1,454,545	3.32%
Edwards Lifesciences Corp. (a)	18,949	1,524,258	3.48%
Humana, Inc.	2,947	1,458,824	3.33%
Laboratory Corp. of America Holdings	6,250	1,496,000	3.41%
Mettler-Toledo International, Inc. (a)	708	1,015,067	2.31%
Regeneron Pharmaceuticals, Inc. (a)	2,045	1,555,060	3.55%
UnitedHealth Group, Inc.	2,806	1,335,488	3.04%
Vertex Pharmaceuticals, Inc. (a)	5,146	1,493,832	3.41%
		12,725,941	29.03%

Industrials – 22.16%
Dover Corp.	10,972	1,644,702	3.75%
Fortive Corp.	23,007	1,533,647	3.50%
Jacobs Solutions, Inc.	12,162	1,453,359	3.32%

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Industrials (Continued)
Nordson Corp.	6,190	1,359,572	3.10%
Snap-on, Inc.	6,442	1,601,997	3.65%
United Rentals, Inc.	703	329,377	0.75%
W.W. Grainger, Inc.	2,681	1,792,060	4.09%
		9,714,714	22.16%

Information Technology – 12.44%
Adobe, Inc. (a)	743	240,695	0.55%
Apple, Inc.	1,979	291,724	0.66%
Arista Networks, Inc. (a)	11,848	1,643,318	3.75%
Autodesk, Inc. (a)	1,324	263,065	0.60%
CDW Corp.	8,135	1,646,687	3.76%
Keysight Technologies, Inc. (a)	8,567	1,370,377	3.12%
		5,455,866	12.44%
Total Common Stocks
(Cost $41,505,351)		43,800,748	99.90%

SHORT-TERM INVESTMENTS – 0.04%

Money Market Funds – 0.04%
First American Government Obligations Fund,
Institutional Class, 4.37% (b)	16,794	16,794	0.04%

Total Short-Term Investments
(Cost $16,794)		16,794	0.04%

Total Investments
(Cost $41,522,145) – 99.94%		43,817,542	99.94%
Other Assets in Excess of Liabilities – 0.06%		25,909	0.06%

TOTAL NET ASSETS – 100.00%		$43,843,451	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income-producing security.
(b)	The rate listed is the fund’s seven-day yield as of February 28, 2023.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-877-671-3199

Summary of Fair Value Exposure as of February 28, 2023

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2023 (see Note 3 in the accompanying Notes to the Financial Statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$1,211,942	$—	$—	$1,211,942
Consumer Discretionary	6,899,039	—	—	6,899,039
Consumer Staples	3,843,450	—	—	3,843,450
Financials	3,949,796	—	—	3,949,796
Health Care	12,725,941	—	—	12,725,941
Industrials	9,714,714	—	—	9,714,714
Information Technology	5,455,866	—	—	5,455,866
Total Common Stocks	$43,800,748	$—	$—	$43,800,748
Short-Term Investments
Money Market Funds	$16,794	$—	$—	$16,794
Total Short-Term Investments	$16,794	$—	$—	$16,794
Total Investments	$43,817,542	$—	$—	$43,817,542

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of February 28, 2023 (Unaudited)

ASSETS:
Investments in securities, at value (cost $41,522,145)	$43,817,542
Dividends and interest receivable	55,132
Total assets	43,872,674

LIABILITIES:
Payable to advisor	29,223
Total liabilities	29,223
NET ASSETS	$43,843,451

NET ASSETS CONSIST OF:
Par value	$1,690
Capital stock	44,372,455
Accumulated deficit	(530,694)
Total net assets	$43,843,451

NET ASSETS:
Shares authorized ($0.001 par value)	100,000,000
Net assets applicable to outstanding shares	$43,843,451
Shares issued and outstanding	1,690,000
Net asset value, offering price, and redemption price per share	$25.94

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-877-671-3199

Financial Statements

Statement of Operations for the six months ended February 28, 2023 (Unaudited)

INVESTMENT INCOME:
Dividend income	$253,389
Interest income	1,901
Total investment income	255,290

EXPENSES:
Investment advisory fees (See Note 5)	204,186
Total expenses before waivers	204,186
Expense reimbursement from advisor	(21,493)
Net expenses	182,693
NET INVESTMENT INCOME	$72,597

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	$(1,133,652)
Net realized gain from redemption in-kind	174,642
Net change in unrealized appreciation/depreciation on investments	3,093,539
Net gain on investments	2,134,529
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,207,126

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2023	Year Ended
	(Unaudited)	August 31, 2022
OPERATIONS:
Net investment income	$72,597	$285,024
Net realized loss on investments	(959,010)	(1,557,093)
Net change in unrealized
appreciation/depreciation on investments	3,093,539	(3,140,125)
Net increase (decrease) in net
assets resulting from operations	2,207,126	(4,412,194)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(247,449)	(164,737)
Total distributions	(247,449)	(164,737)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed	1,643,330	34,013,802
Cost of shares redeemed	(2,289,126)	(24,191,858)
Net increase (decrease) in net assets derived
from capital share transactions	(645,796)	9,821,944
TOTAL INCREASE IN NET ASSETS	1,313,881	5,245,013

NET ASSETS:
Beginning of period	42,529,570	37,284,557
End of period	$43,843,451	$42,529,570

CHANGES IN SHARES OUTSTANDING:
Shares sold	65,000	1,245,000
Shares redeemed	(90,000)	(870,000)
Net increase (decrease) in shares outstanding	(25,000)	375,000

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-877-671-3199

Financial Statements

Financial Highlights

For a share outstanding throughout each period

PER SHARE DATA:
Net asset value, beginning of period

Income from investment operations:
Net investment income(2)
Net realized and unrealized gains (losses) on investments
Total from investment operations

Less distributions:
Dividends from net investment income
Dividends from net realized gains
Total distributions
Net asset value, end of period
Market value, end of period

TOTAL RETURN ON NET ASSET VALUE(3)
TOTAL RETURN ON MARKET PRICE(4)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)
Ratio of expenses to average net assets:
Before expense reimbursement
After expense reimbursement
Ratio of net investment loss to average net assets:
Before expense reimbursement
After expense reimbursement
Portfolio turnover rate(7)

(1)	Inception date of the Fund was March 15, 2021.
(2)	Calculated using the average shares outstanding method.
(3)
Total investment return/(loss) on net asset value is calculated assuming a purchase of shares at NAV on the first day of the period, reinvestment of dividends and distributions at NAV during the period, and a sale of shares on the last day of the period.

(4)
Total investment return/(loss) on market price is calculated assuming a purchase of shares at the market price on the first day of the period, reinvestment of dividends and distributions at market price during the period, and a sale of shares at market price on the last day of the period.

(5)	Not annualized.
(6)	Annualized.
(7)	Excludes effect of in-kind transfers.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS

Period Ended
February 28,		Year Ended	Period Ended
2023		August 31,	August 31,
(Unaudited)		2022	2021(1)

$24.80		$27.82	$25.00

0.04		0.20	0.02
1.25		(3.10)	2.80
1.29		(2.90)	2.82

(0.15)		(0.10)	—
—		(0.02)	—
(0.15)		(0.12)	—
$25.94		$24.80	$27.82
$25.98		$24.83	$27.91

5.20	%(5)	-10.50%	11.23	%(5)
5.23	%(5)	-10.63%	11.56	%(5)

$43.84		$42.53	$37.29

0.95	%(6)	0.95%	0.95	%(6)
0.85	%(6)	0.85%	0.85	%(6)

0.24	%(6)	0.64%	0.09	%(6)
0.34	%(6)	0.74%	0.19	%(6)
136	%(5)	290%	180	%(5)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-877-671-3199

Financial Statements

Notes to the Financial Statements February 28, 2023 (Unaudited)

1).  ORGANIZATION

The Hennessy Stance ESG Large Cap ETF (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an actively managed exchange-traded fund that operates pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”). The Fund is a successor to the Stance Equity ESG Large Cap Core ETF (the “Predecessor Fund”) pursuant to a reorganization that took place after the close of business on December 22, 2022. Prior to December 22, 2022, the Fund had no investment operations. The Fund is the accounting and performance information successor of the Predecessor Fund. The investment objective of the Fund is long-term capital appreciation. The Fund is a diversified fund and offers one class of shares.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Securities Valuation – All investments in securities are valued in accordance with the Fund’s valuation policies and procedures, as described in Note 3.

b).
Federal Income Taxes – The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As a result, the Fund has made no provision for federal income taxes or excise taxes. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book-basis and tax-basis differences. Temporary differences are primarily the result of the treatment of partnership income and wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major tax jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax

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NOTES TO THE FINANCIAL STATEMENTS

positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. Market discounts, original issue discounts, and market premiums on debt securities are accreted or amortized to interest income over the life of a security with a corresponding increase or decrease, as applicable, in the cost basis of such security using the yield-to-maturity method or, where applicable, the first call date of the security. Other non-cash dividends are recognized as investment income at the fair value of the property received. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of the Fund. As discussed further in Note 5, most expenses of the Fund are paid by Hennessy Advisors, Inc. (the “Advisor”) under a unitary fee arrangement.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – Preparing financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The NAV per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of Fund shares outstanding, rounded to the nearest $0.01. Fund shares are not priced on days the New York Stock Exchange is closed for trading.

i).
Illiquid Securities – Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (the “Liquidity Program”). The Liquidity Program requires, among other things, that the Fund limit its illiquid investments to no more than 15% of its net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of by the Fund in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

j).
Recent Accounting Pronouncements and Regulatory Updates – In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund has adopted procedures in accordance with Rule 18f-4.

HENNESSY FUNDS	1-877-671-3199

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund has adopted procedures in accordance with Rule 2a-5.

3).  SECURITIES VALUATION

The Fund follows its valuation policies and procedures in determining its NAV and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a

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NOTES TO THE FINANCIAL STATEMENTS

foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

If market quotations are not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 under the 1940 Act as determined under the fair value procedures of the Advisor, subject to oversight by the Board of Trustees of the Fund (the “Board”). Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Advisor will regularly evaluate, with the assistance of the Valuation and Liquidity Committee, whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices

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of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means that the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when a shareholder is unable to purchase or redeem Fund shares.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of February 28, 2023, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended February 28, 2023, were $58,924,171 and $58,916,345, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended February 28, 2023.

Purchases and sales of in-kind transactions for the Fund during the six months ended February 28, 2023, were $1,623,877 and $2,240,507, respectively.

5).  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Prior to the close of business on December 22, 2022, Red Gate Advisors, LLC acted as the investment advisor to the Predecessor Fund. Red Gate Advisors, LLC furnished all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund. As compensation for its services, Red Gate Advisors, LLC was entitled to a unitary management fee from the Predecessor Fund. The fee was based upon the average daily net assets of the Predecessor Fund at an annual rate of 0.95%. From the unitary management fee, Red Gate Advisors, LLC paid most of the expenses of the Predecessor Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, and other services. The net investment advisory fees expensed by the Predecessor Fund during the period from September 1, 2022, to December 22, 2022, were $127,031.

Effective following the close of business on December 22, 2022, the Advisor provides the Fund with investment advisory services under an Investment Advisory Agreement (the “Investment Advisory Agreement”). The Advisor furnishes all investment advice, office space, and facilities and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a unitary management fee from the Fund. The fee is based on the average daily net assets of the Fund at an annual rate of 0.95%. From the unitary management fee, the Advisor pays most of the expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit, and other services. The net investment advisory fees expensed by the Fund during the period from December 23, 2022, to February 28, 2023, were $77,155.

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NOTES TO THE FINANCIAL STATEMENTS

The Advisor has contractually agreed to waive a portion of its unitary management fee to the extent necessary to limit the Fund’s annual operating expenses (excluding all federal, state, and local taxes, interest, brokerage commissions, dividend and interest expenses on short sales, extraordinary items, and acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities) to 0.85% of the Fund’s net assets through December 31, 2024.

For a period of three years after the year in which the Advisor waives or reimburses expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual fund operating expenses are less than the expense limitation that was in effect at the time the Advisor waived or reimbursed expenses. As of February 28, 2023, expenses subject to potential recovery were $8,122, which will expire in fiscal year 2026.

During the period from September 1, 2022, to the close of business on December 22, 2022, Red Gate Advisors, LLC had contractually agreed to limit total annual operating expenses and to maintain the expense limitation for the Predecessor Fund on the same terms as described above. The net investment advisory fees waived by the Predecessor Fund during the period from September 1, 2022, to December 22, 2022, were $13,371.

Stance Capital, LLC (“Stance Capital”) and Vident Advisory, LLC (“Vident”) each serve as an investment sub-advisor (“Sub-Advisor”) to the Fund. The Advisor has delegated the day-to-day management of the portfolio composition of the Fund to Stance Capital. Following the close of business on December 22, 2022, the Advisor (not the Fund) paid a sub-advisory fee to Stance Capital at the average rate of 0.40% of the daily net assets of the Fund. Pursuant to the sub-advisory agreement, the Advisor pays Stance Capital sub-advisory fees at an annual rate of 0.40% of the average daily net assets up to $125 million, 0.37% of average daily net assets for assets over $125 million and up to $250 million, and 0.35% for average daily net assets over $250 million. The Advisor has delegated the responsibility for selecting broker-dealers to execute purchase and sale transactions for the Fund to Vident, as instructed by Stance Capital and subject to the supervision of the Advisor and the Board. Following the close of business on December 22, 2022, the Advisor (not the Fund) paid a sub-advisory fee to Vident at the average rate of 0.05% of the daily net assets of the Fund. Pursuant to the sub-advisory agreement, the Advisor pays Vident sub-advisory fees at an annual rate of 0.05% of the Fund’s average daily net assets up to $250 million, 0.045% of average daily net assets for assets over $250 million and up to $500 million, and 0.04% for average daily net assets in excess of $500 million. In addition, the Advisor has agreed to pay a minimum sub-advisory fee to Vident of $18,750 on an annual basis. Prior to the close of business on December 22, 2022, Red Gate Advisors, LLC paid the sub-advisory fees to Stance Capital and Vident from its own assets, and these fees were not an additional expense of the Fund.

U.S. Bancorp Fund Services, LLC, d/b/a U.S. Bank Global Fund Services (“Fund Services”) provides the Fund with administrative, accounting, and transfer agent services. As administrator, Fund Services is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. The servicing agreements between the Trust, Fund Services, and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, accounting, custody, and transfer agent fees. Under the terms of the Investment Advisory Agreement, the Advisor pays the Fund’s administrative, accounting, custody, and transfer agency fees.

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Quasar Distributors, LLC, a wholly owned broker-dealer subsidiary of Foreside Financial Group, LLC, acts as the Fund’s principal underwriter in a continuous public offering of Fund shares.

During the period from September 1, 2022, to the close of business on December 22, 2022, the officers and Chief Compliance Officer of the Predecessor Fund were employees of Fund Services. Chief Compliance Officer fees paid by the Predecessor Fund to Fund services during the period from September 1, 2022, to December 22, 2022 were paid by Red Gate Advisors, LLC. Effective following the close of business on December 22, 2022, the officers of the Fund are affiliated with the Advisor. Under the terms of the Investment Advisory Agreement, the Advisor pays the Fund’s Chief Compliance Officer fees.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  FEDERAL TAX INFORMATION

As of August 31, 2022, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$43,430,659
Gross unrealized appreciation	$1,560,802
Gross unrealized depreciation	(2,487,787)
Net unrealized appreciation/(depreciation)	$(926,982)

As of October 31, 2021, the Fund’s tax year end, the tax-basis of distributable earnings/(accumulated losses) were as follows:

Undistributed ordinary income	$69,170
Undistributed long-term capital gains	30,318
Unrealized appreciation on investments	2,014,900
Total distributable earnings	$2,114,388

As of October 31, 2021, the Fund had no tax-basis capital losses to offset future capital gains.

As of October 31,2021, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2020, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2023 (year to date) and fiscal year 2022, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	February 28, 2023	August 31, 2022
Ordinary income(1)	$247,449	$134,419
Long-term capital gains	—	30,318
Total distributions	$247,449	$164,737

(1) Ordinary income includes short-term capital gains.

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NOTES TO THE FINANCIAL STATEMENTS

8).  CHANGE IN AUDITOR DISCLOSURE

Effective December 23, 2022, the Trust, by action of the Board taken during a special meeting of the Board held on July 26, 2022, and on behalf of the Fund, engaged Tait, Weller & Baker LLP (“Tait Weller”) to serve as the independent registered public accounting firm to audit the financial statements of the Fund for fiscal year 2023. Tait Weller previously served as the independent registered public accounting firm for all series of the Trust other than the Fund.

PricewaterhouseCoopers LLP (“PwC”) was the independent auditor for the Stance Equity ESG Large Cap Core ETF, a series of The RBB Fund, Inc. (the “Predecessor Fund”), which was reorganized into the Fund as of December 23, 2022. Therefore, as of December 23, 2022, PwC was dismissed as the independent auditor for the Predecessor Fund. The Fund is the successor to the accounting and performance information of the Predecessor Fund.

PwC’s reports on the financial statements for the Fund for the period March 15, 2021 (commencement of operations), through August 31, 2021 and fiscal year 2022 contained no adverse opinion or disclaimer of opinion and they were not qualified or modified as to uncertainty, audit scope, or accounting principles. During the period March 15, 2021 (commencement of operations) through August 31, 2021, fiscal year 2022, and the interim period of September 1, 2022 through December 22, 2022 (the “Interim Period”), there were no (i) disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such periods, or (ii) “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the period March 15, 2021 (commencement of operations) through August 31, 2021, fiscal year 2022, and the Interim Period, neither the Fund nor anyone on behalf of the Fund consulted Tait Weller on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on an Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of Tait Weller does not reflect any disagreements or dissatisfaction by the Fund or the Board with the performance of PwC.

9).  SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 5,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a

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Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants and do not have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. Shares of the Fund have equal rights and privileges.

10).  MARKET AND GEOPOLITICAL RISKS

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolios may underperform due to volatility in the banking sector, including bank failures, inflation (or expectations for inflation), increasing interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

11).  AGREEMENT AND PLAN OF REORGANIZATION

On December 6, 2022, shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and The RBB Fund, Inc., a Maryland corporation, on behalf of the Predecessor Fund. The Agreement and Plan of Reorganization provided for the transfer of all of the assets of the Predecessor Fund to the Fund and the assumption of the liabilities (other than any excluded liabilities) of the Predecessor Fund by the Fund. The Fund was created to carry out the reorganization and has a substantially similar investment objective and substantially similar principal investment strategies as the Predecessor Fund. The following table illustrates the specifics of the reorganization of the Predecessor Fund into the Fund:

	Shares Issued to
Predecessor	Shareholders of	Fund	Combined	Tax Status
Fund Net Assets	Predecessor Fund	Net Assets	Net Assets	of Transfer
$42,147,609(1)	1,670,000	$0	$42,147,609	Non-taxable

(1)	Includes accumulated net investment income, accumulated realized gains, and unrealized appreciation in the amounts of $14,189, $5,465,299, and $2,059,710, respectively.

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NOTES TO THE FINANCIAL STATEMENTS

12).  MATTERS SUBMITTED TO A SHAREHOLDER VOTE (Unaudited)

A special meeting of shareholders of the Predecessor Fund was held on December 6, 2022, and the following matter was approved:

Proposal to approve an Agreement and Plan of Reorganization pursuant to which all of the assets of the Stance Equity ESG Large Cap Core ETF will be transferred to the Hennessy Stance ESG Large Cap ETF, a newly formed series of Hennessy Funds Trust, in exchange for shares of the Hennessy Stance ESG Large Cap ETF, which will be distributed pro rata by the Stance Equity ESG Large Cap Core ETF to its shareholders, and the Hennessy Stance ESG Large Cap ETF will continue the business and assume the Stance Equity ESG Large Cap Core ETF’s liabilities.

For:  973,911.514
Against:  219.000
Abstain:  0.000
Nonvotes:  765,869.486

13).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to February 28, 2023, through the date of issuance of the Fund’s financial statements. Other than as disclosed below, management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Effective as of April 28, 2023, the name of the Hennessy Stance ESG Large Cap ETF will change to the Hennessy Stance ESG ETF. In connection with this change, the Fund’s investment objective and principal investment strategies will remain substantially the same, provided that the Fund will have more flexibility to invest in small-sized and medium-sized companies.

On April 26, 2023, the Advisor signed a definitive agreement with Community Capital Management, LLC (“CCM”) to purchase the assets related to the management of the CCM Core Impact Equity Fund and the CCM Small/Mid-Cap Impact Value Fund, each a series of Quaker Investment Trust (the “CCM Equity Funds”). Pending approval by shareholders of the CCM Equity Funds, upon completion of the transaction, the CCM Equity Funds will be reorganized into the Fund. The investment objective of the CCM Equity Funds is to provide long-term growth of capital and the investment objective of the Fund is to achieve long-term capital appreciation. The parties believe the respective investment objectives of the CCM Equity Funds and the Fund are substantially the same and that the minor differences in how the CCM Equity Funds and the Fund articulate their investment objectives are not material.
The Fund plans to file a preliminary proxy statement/prospectus on Form N-14, which will set forth the proposed reorganizations to be submitted to shareholders of the CCM Equity Funds for their approval. Shareholders of the CCM Equity Funds are urged to read the definitive proxy statement/prospectus when it becomes available, because it will contain important information about the proposed reorganizations. The reorganizations are expected to be completed during calendar year 2023.

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Expense Example (Unaudited)
February 28, 2023

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2022, through February 28, 2023.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. You may pay brokerage commissions on your purchases and sales of Fund shares, which are not reflected in the example.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	September 1, 2022	February 28, 2023	During Period(1)
Investor Class
Actual	$1,000.00	$1,052.00	$4.32
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect the half-year period).

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EXPENSE EXAMPLE — PREMIUM/DISCOUNT INFORMATION

How to Obtain a Copy of the Fund’s Proxy
Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 877-671-3199, (2) on the Funds’ website at www.hennessyetfs.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Funds’ website at www.hennessyetfs.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, Part F. The Fund’s Form N-PORT, Part F, is available on the SEC’s website at www.sec.gov or on request by calling 877-671-3199.

Federal Tax Distribution Information (Unaudited)

For fiscal year 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2022 was 0.00%.

Premium/Discount Information

Individual shares of the Fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the Fund’s daily closing market price was at a discount or premium to the Fund’s NAV can be found on the Fund’s website at www.hennessyetfs.com.

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Important Notice Regarding Delivery
of Shareholder Documents

All of our shareholders other than banks, broker-dealers and other financial intermediaries acting as authorized participants of the Fund are beneficial owners, as shown on the records of The Depository Trust Company (“DTC”) or its participants. The DTC participants are the banks, broker-dealers and other financial intermediaries acting as authorized participants of the Fund, and these financial intermediaries are responsible to pass along communications to you, including notices, account statements, prospectuses, tax forms, and shareholder reports. Please contact your financial intermediary for information regarding electronic delivery of the Fund’s shareholder reports.

Householding is a method of delivery, based on the preference of the individual beneficial owner, in which a single  copy of certain shareholder documents can be delivered to beneficial owners who share the same  address, even if their accounts are registered under different names. Householding for the Fund may be available through the banks, broker-dealers and other financial intermediaries acting as authorized participants of the Fund. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your financial intermediary. If you currently are enrolled in householding and wish to change your householding status, please contact your financial intermediary.

As permitted by SEC regulations, the Fund’s shareholder reports will be made available to banks, broker-dealers and other financial intermediaries on a website, and unless the intermediaries sign for eDelivery or elect to receive paper copies, the financial intermediaries will be notified by mail each time a report is posted and provided with a website link to access the report.

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IMPORTANT NOTICE/BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory Agreements

At a meeting on July 26, 2022, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the new investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”), the new sub-advisory agreement of the Fund for portfolio management services between the Advisor and Stance Capital, LLC (“Stance Capital”), and the new sub-advisory agreement for the Fund for trading services between the Advisor and Vident Investment Advisory, LLC (“Vident”) (with Stance Capital and Vident each herein referred to individually as a “Sub-Advisor” and together as the “Sub-Advisors”). The Fund was established in connection with an agreement and plan of reorganization between the Trust, with respect to the Fund, and The RBB Fund, Inc., with respect to the Stance Equity ESG Large Cap Core ETF (the “predecessor Fund”), pursuant to which the predecessor Fund was reorganized into the Fund (the “Reorganization”).

As part of the process of approving the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties with respect to approving the advisory and sub-advisory agreements and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements. As part of their discussion, the Independent Trustees confirmed their understanding of the need to have asked about, and received answers to, any matters that they believed are relevant to determining whether to approve the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

(1)	A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the advisory and sub-advisory agreements and the relevant factors for consideration;

(2)	A memorandum from outside legal counsel that described the differences between an exchange-traded fund (an “ETF”) and a mutual fund;

(3)	The Advisor’s financial statements from its most recent Form 10-K and Form 10-Q;

(4)	The forms of advisory and sub-advisory agreements;

(5)
A summary of the information provided by each Sub-Advisor in response to the request for information by the Advisor regarding the predecessor Fund and relevant information from each Sub-Advisor’s Form ADV Parts 1 and 2;

(6)	A completed questionnaire from Stance Capital;

(7)
Recent fact sheets of the predecessor Fund and material regarding the same strategy that had been managed by Stance Capital in a separately managed account format since 2014 (the “Strategy”), which included, among other things, performance information over various periods during which Stance Capital provided portfolio management services and Vident provided trading services to the predecessor Fund and the Strategy;

(8)	A competitor analysis for the predecessor Fund;

HENNESSY FUNDS	1-877-671-3199

(9)	An investor presentation for the Strategy;

(10)	Financial information of Stance Capital;

(11)	Biographies of the portfolio managers for Stance Capital and key personnel of Vident;

(12)	Form ADV Part 2A of each Sub-Advisor; and

(13)	The Code of Ethics of each Sub-Advisor.

The Trustees reviewed and discussed all of the information provided by the Advisor and the Sub-Advisors. Following this review, and further discussion with the Advisor, the Trustees concluded that the information provided before and at the meeting addressed all of the relevant matters that they wanted to consider in assessing the performance of the predecessor Fund and the Strategy, and that said information provided them with a fulsome understanding of the forms of advisory and sub-advisory agreements and the services expected to be provided by the Advisor and the Sub-Advisors.

All of the factors discussed were considered as a whole by the Trustees, as well as by the Independent Trustees meeting in executive session. The Trustees viewed the relevant factors in their totality, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the advisory and sub-advisory agreements.

Prior to approving the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The expected nature and quality of the advisory services to be provided by the Advisor and the Sub-Advisors;

(2)	A comparison of the anticipated fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale were likely to be recognized by the Fund;

(4)	The expected costs and profitability of the Fund to the Advisor and the Sub-Advisors;

(5)	The performance of the predecessor Fund and the Strategy as reported in the predecessor Fund’s prospectus; and

(6)	Any expected benefits to the Advisor and the Sub-Advisors from serving as an investment advisor to the Fund (other than the advisory fee and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered that they were satisfied with the services that the Advisor has historically provided to the Hennessy Funds complex and that they anticipated that the services to be provided to the Fund would be of a similar quality and nature. The Trustees noted that their overall confidence in the Advisor was high. The Trustees also concluded that the nature and extent of the services expected to be provided by the Advisor and the Sub-Advisors would be appropriate to assure that the operations of the Fund would be conducted in compliance with applicable laws, rules, and regulations.

(2)
The Trustees considered the distinction between the services to be performed by the Advisor and the Sub-Advisors. The Trustees noted that the management of the Fund, including the oversight of the Sub-Advisors, would involve more

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

comprehensive and substantive duties than the duties of any one of the Sub-Advisors. Specifically, the Trustees considered that the services to be performed by the Advisor would require a higher level of service and oversight than the services performed by either of the Sub-Advisors providing its services. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and each of the Sub-Advisors is reasonable.

(3)
The Trustees compared the performance of the predecessor Fund and the Strategy to a benchmark index and to similar ETFs over various periods. The Trustees concluded that the performance of the predecessor Fund and the Strategy over various periods warranted the approval of the advisory and sub-advisory agreements.

(4)
The Trustees reviewed the proposed unitary fee for the Fund as compared to similar ETFs using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the ETFs included in the Morningstar comparison for purposes of the materials considered at the meeting. The Trustees determined that the proposed unitary fee of the Fund falls within a reasonable range of fees of similar ETFs and concluded that the unitary fee is reasonable and warranted approval of the advisory and sub-advisory agreements.

(5)
The Trustees also considered whether the Advisor was expected to realize economies of scale that should be shared with the shareholders of the Fund. The Trustees noted that the Advisor was unlikely to realize economies of scale given the small amount of assets that the predecessor Fund currently holds and the short period during which the predecessor Fund had been in operation.

(6)
The Trustees considered the expected profitability of the Fund to the Advisor and the Sub-Advisors and also considered the expected resources and revenues that the Advisor and Sub-Advisors would be putting into managing and distributing the Fund. The Trustees then concluded that the expected profits of the Advisor and the Sub-Advisors are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(7)	The Trustees considered the high level of professionalism of the Advisor’s employees and concluded that this would be beneficial to the Fund and its shareholders.

(8)
The Trustees considered any expected benefits to the Advisor and the Sub-Advisors from serving as an advisor to the Fund other than the advisory fee or sub-advisory fees. The Trustees concluded that any such benefits were expected to be minimal.

(9)	The Trustees considered that the following factors with respect to the Reorganization:

(a)	The Reorganization would be done on a federal tax-free basis so that shareholders would not experience any income tax consequence as a direct result of the Reorganization;

(b)	There would not be any material changes to the investment objectives, restrictions, or policies of the predecessor Fund as a result of the Reorganization;

HENNESSY FUNDS	1-877-671-3199

(c)	Any expense limitation arrangements would remain in effect for two years;

(d)	All of the costs and expenses to be incurred in connection with the Reorganization would be borne by the Advisor and the Sub-Advisors and not by predecessor Fund or its shareholders; and

(e)
Each shareholder of the predecessor Fund would receive a number of shares of the Fund that was exactly equal in value to shares held prior to the Reorganization and therefore the interests of the shareholders of the predecessor Fund would not be diluted as a result of the Reorganization.

After reviewing the materials and information provided at the meeting and management’s presentation, as well as other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the new advisory and sub-advisory agreements.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

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For information, questions, or assistance, please call
Hennessy Funds
1-877-671-3199 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT, &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Claire Garvie
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

www.hennessyetfs.com  |  877-671-3199

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not Applicable.

Item 6. Investments.

(a)	The Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report, as required by Rule 30a‑3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, and reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a‑2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act. Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Filed herewith.

(b)	Certifications pursuant to Rule 30a‑2(b) under the Act and Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST
(Registrant)

By:      /s/Neil J. Hennessy
Neil J. Hennessy
President

Date:  May 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Neil J. Hennessy Neil J. Hennessy, President and Principal Executive Officer

Date: May 3, 2023

By: /s/Teresa M. Nilsen Teresa M. Nilsen, Treasurer and Principal Financial Officer

Date: May 3, 2023